Summary of RSU and PSU Activity (Detail) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Performance Share Unit (PSUs)
Outstanding Number of Shares
Outstanding at beginning of period	901,773
Granted	247,992
Shares vested	(253,602)
Forfeited	(436)
Outstanding at ending of period	895,727	901,773
Weighted Average Fair Value
Outstanding at beginning of period	$ 48.33
Granted	71.58
Shares vested	32.38
Forfeited	31.49
Outstanding at end of period	$ 57.78	$ 48.33
Weighted Average Remaining Contractual Life
Outstanding at end of period	1 year 5 months 1 day	1 year 2 months 19 days
Restricted Stock Units (RSUs)
Outstanding Number of Shares
Outstanding at beginning of period	1,067,613
Granted	368,889
Shares vested	(153,945)
Forfeited	(57,331)
Outstanding at ending of period	1,225,226	1,067,613
Weighted Average Fair Value
Outstanding at beginning of period	$ 48.30
Granted	66.81
Shares vested	35.33
Forfeited	49.68
Outstanding at end of period	$ 55.44	$ 48.30
Weighted Average Remaining Contractual Life
Outstanding at end of period	1 year 7 months 24 days	1 year 5 months 23 days